Summary of Significant Accounting Policies - Schedule of Translation of Foreign Currencies (Details)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
SGD: US$1 [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Exchange rates	1.3445	1.3475	1.3294
Average exchange rate	1.338	1.3447	1.3739
HKD: US$1 [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Exchange rates	7.7799	7.8259	7.8499
Average exchange rate	7.793	7.8246	7.8389
MYR: US$1 [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Exchange rates	4.4365	4.7225	4.413
Average exchange rate	4.5067	4.6409	4.4467
RMB: US$1 [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Exchange rates	7.2567
Average exchange rate	7.2163
BRL: US$1 [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Exchange rates	5.7405
Average exchange rate	5.6071
AED: US$1 [Member]
Schedule of Translation of Foreign Currencies [Line Items]
Exchange rates	3.673
Average exchange rate	3.6729